Deferred Tax Assets/(Liabilities) - Movements of Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 1,079	¥ 844
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	(37)
Acquired in business combination		(30)
(Charged)/credited to consolidated income statement	(65)	302
Charged to other comprehensive income	(87)	(37)
Ending balance	890	1,079
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,076)	(1,073)
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	(36)
Acquired in business combination		(30)
(Charged)/credited to consolidated income statement	54	64
Charged to other comprehensive income	(87)	(37)
Ending balance	(1,145)	(1,076)
Deferred tax liabilities [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(216)	(261)
(Charged)/credited to consolidated income statement	5	45
Ending balance	(211)	(216)
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(49)	(38)
(Charged)/credited to consolidated income statement	31	(11)
Ending balance	(18)	(49)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(633)	(659)
(Charged)/credited to consolidated income statement	15	26
Ending balance	(618)	(633)
Deferred tax liabilities [member] | Change in fair value of derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11)	(5)
Charged to other comprehensive income	(7)	(6)
Ending balance	(18)	(11)
Deferred tax liabilities [member] | Available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(141)	(110)
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	141
Charged to other comprehensive income		(31)
Ending balance		(141)
Deferred tax liabilities [member] | Fair value remeasurement of identifiable assets in business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(26)
Acquired in business combination		(30)
(Charged)/credited to consolidated income statement	1	4
Ending balance	(25)	(26)
Deferred tax liabilities [member] | Other equity instrument investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	(156)
Charged to other comprehensive income	(80)
Ending balance	(236)
Deferred tax liabilities [member] | Other non-current financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	(21)
(Charged)/credited to consolidated income statement	2
Ending balance	(19)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,155	1,917
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	(1)
(Charged)/credited to consolidated income statement	(119)	238
Ending balance	2,035	2,155
Deferred tax assets [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,020	1,065
(Charged)/credited to consolidated income statement	(91)	(45)
Ending balance	929	1,020
Deferred tax assets [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	691	505
(Charged)/credited to consolidated income statement	6	186
Ending balance	697	691
Deferred tax assets [member] | Deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	88	87
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	(88)
(Charged)/credited to consolidated income statement		1
Ending balance		88
Deferred tax assets [member] | Provision for impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	248	174
(Charged)/credited to consolidated income statement	(38)	74
Ending balance	210	248
Deferred tax assets [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	10
(Charged)/credited to consolidated income statement	12	10
Ending balance	22	10
Deferred tax assets [member] | Gain loss on derivative instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16
(Charged)/credited to consolidated income statement	(5)	16
Ending balance	11	16
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	82	86
(Charged)/credited to consolidated income statement	3	(4)
Ending balance	85	¥ 82
Deferred tax assets [member] | Contract Liabilities Or Other Non Current Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets liability recognised in impact on initial application of ifrs9/15	87
(Charged)/credited to consolidated income statement	(6)
Ending balance	¥ 81